Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 962,740	$ 1,509,332	$ (4,222)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Expensed deferred IPO costs	150,000
NET CASH PROVIDED BY (USDED IN) OPERATING ACTIVITIES	826,537	(810,743)	968,190
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	414,619	573,266	312,900
CASH AND RESTRICTED CASH, END OF YEAR	1,157,314	414,619	573,266
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	962,740	1,509,332	(4,222)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Expensed deferred IPO costs	150,000
Equity income (loss) of subsidiaries	(1,112,740)	(1,509,332)	4,222
NET CASH PROVIDED BY (USDED IN) OPERATING ACTIVITIES
CHANGES IN CASH
CASH AND RESTRICTED CASH, BEGINNING OF YEAR
CASH AND RESTRICTED CASH, END OF YEAR